Operating expenses - Commissions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses
Agent commissions	$ (2,602)	$ (3,078)	$ (2,659)
Agent commissions capitalized as SAC (Note 3.j)	986	1,403	1,172
Distribution of prepaid cards commissions	(842)	(763)	(635)
Collection commissions	(1,147)	(1,295)	(983)
Other commissions	(26)	(116)	(88)
Total fee and commission expense	$ (3,631)	$ (3,849)	$ (3,193)